UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI    July, 21 2000


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      102

Form 13F Information Table Entry Total:       $174,392,000



List of Other Included Managers:

NONE

                                                                  Form 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100     2812    63100 SH       SOLE                             63100
Abercrombie & Fitch            COM              002896207      271    22200 SH       SOLE                             22200
Agilent Technologies           COM              00846u101      996    13507 SH       SOLE                             13507
Albertson's Inc                COM              013104104     1616    48600 SH       SOLE                             48600
Amer Home Prod                 COM              026609107      823    14015 SH       SOLE                             14015
Amgen Inc                      COM              031162100      450     6410 SH       SOLE                              6410
Applebees Int                  COM              037899101     1461    48200 SH       SOLE                             48200
Assoc Banc-Corp                COM              045487105     2603   119335 SH       SOLE                            119335
Avery Dennison                 COM              053611109      510     7600 SH       SOLE                              7600
BP Amoco PLC                   COM              055622104     8740   154527 SH       SOLE                            154527
Bank One Corp                  COM              059438101      940    35389 SH       SOLE                             35389
Barnes & Noble                 COM              067774109     1357    61000 SH       SOLE                             61000
Barrick Gold Corp              COM              067901108      193    10600 SH       SOLE                             10600
Baxter Intl Inc                COM              071813109      295     4200 SH       SOLE                              4200
BellSouth Corp                 COM              079860102      581    13634 SH       SOLE                             13634
Bemis Company                  COM              081437105      516    15350 SH       SOLE                             15350
Borders Group                  COM              099709107     1587   102000 SH       SOLE                            102000
Bristol Myers Squibb           COM              110122108     8171   140273 SH       SOLE                            140273
CVS Corp                       COM              585745102     2098    52451 SH       SOLE                             52451
Cardinal Health                COM              14149Y108      318     4298 SH       SOLE                              4298
CenterPoint Properties         COM              151895109      786    19300 SH       SOLE                             19300
Chevron Corp                   COM              166751107      408     4812 SH       SOLE                              4812
Cisco Systems                  COM              17275R102      222     3500 SH       SOLE                              3500
Citigroup Inc                  COM              172967101      226     3750 SH       SOLE                              3750
Clayton Homes                  COM              184190106      443    55400 SH       SOLE                             55400
Compaq Computers               COM              204493100     1403    54900 SH       SOLE                             54900
Computer Sciences Corp.        COM              205363104      851    11400 SH       SOLE                             11400
Compuware Corp                 COM              205638109      330    31800 SH       SOLE                             31800
Disney (Walt)                  COM              254687106      252     6500 SH       SOLE                              6500
Duke-Weeks Realty              COM              264411505     1629    72800 SH       SOLE                             72800
El Paso Energy                 COM              283905107     2220    43575 SH       SOLE                             43575
Emerson Elec                   COM              291011104     1681    27850 SH       SOLE                             27850
Equity Residential Properties  COM              29476L107      262     5700 SH       SOLE                              5700
Ericsson LM cl B               COM              294821400      552    27600 SH       SOLE                             27600
Ethan Allen                    COM              297602104     1954    81401 SH       SOLE                             81401
Exxon Mobil Corp               COM              30231g102     7051    89826 SH       SOLE                             89826
First American Bankshares      COM                             814     2300 SH       SOLE                              2300
First Industrial Realty Trust  COM              32054k103      236     8000 SH       SOLE                              8000
Firstar Corp                   COM              33761C103      296    14030 SH       SOLE                             14030
GTE Corp                       COM              362320103     1006    16164 SH       SOLE                             16164
Gannett Inc                    COM              364730101     2614    43700 SH       SOLE                             43700
General Electric               COM              369604103     8379   158088 SH       SOLE                            158088
Genuine Parts                  COM              372460105      298    14877 SH       SOLE                             14877
Grainger W W                   COM              384802104      305     9900 SH       SOLE                              9900
Halliburton Co                 COM              406216101      711    15075 SH       SOLE                             15075
Health Care Realty Tr.         COM              421946104     2401   140724 SH       SOLE                            140724
Heinz H.J. Co                  COM              423074103     1430    32685 SH       SOLE                             32685
Hercules, Inc.                 COM              427056106      302    21450 SH       SOLE                             21450
Hewlett Packard                COM              428236103     4433    35500 SH       SOLE                             35500
Hon Industries                 COM              438092108     2673   113750 SH       SOLE                            113750
Honeywell International Inc.   COM              438506107     2548    75646 SH       SOLE                             75646
Hospitality Properties         COM              44106m102     3051   135224 SH       SOLE                            135224
IBM Corp                       COM              459200101      649     5925 SH       SOLE                              5925
Illinois Tool Works            COM              452308109     1419    24900 SH       SOLE                             24900
Intel Corp                     COM              458140100     3663    27402 SH       SOLE                             27402
Johnson Controls               COM              478366107     1910    37216 SH       SOLE                             37216
Johnson&Johnson                COM              478160104     4256    41775 SH       SOLE                             41775
Kimberly Clark                 COM              494368103     4338    75600 SH       SOLE                             75600
Kohls Corp                     COM              500255104      273     4900 SH       SOLE                              4900
Liberty Property               COM              531172104     3055   117800 SH       SOLE                            117800
Lucent Tech                    COM              549463107      725    12244 SH       SOLE                             12244
Manpower Inc                   COM              56418H100      502    15700 SH       SOLE                             15700
Marcus Corp                    COM              566330106      299    24650 SH       SOLE                             24650
Marshall & Ilsley              COM              571834100     2748    66216 SH       SOLE                             66216
McDonalds Corp                 COM              580135101      576    17496 SH       SOLE                             17496
McGraw-Hill                    COM              580645109      378     7000 SH       SOLE                              7000
Merck & Co                     COM              589331107    11488   149930 SH       SOLE                            149930
Meredith Corp                  COM              589433101      668    19800 SH       SOLE                             19800
Microsoft Corp                 COM              594918104      480     5994 SH       SOLE                              5994
Mylan Labs Inc                 COM              628530107     1223    67001 SH       SOLE                             67001
Newell Rubbermaid Inc.         COM              651221061     1821    70700 SH       SOLE                             70700
Northern Sts Pwr               COM              665772109      886    43902 SH       SOLE                             43902
Officemax Inc                  COM              67622m108     1173   234700 SH       SOLE                            234700
Pe Corp Com Celera Genomics    COM              69332s201      210     2278 SH       SOLE                              2278
Pe Corp Com Pe Biosystems Grp  COM              69332s102      600     9112 SH       SOLE                              9112
Penney J C                     COM              708160106      606    32859 SH       SOLE                             32859
Pepsico, Inc.                  COM              713448108     3215    72350 SH       SOLE                             72350
Pfizer Inc                     COM              717081103     3266    68036 SH       SOLE                             68036
Phillips Petroleum Co          COM              718507106      943    18600 SH       SOLE                             18600
Placer Dome                    COM              725906101       98    10300 SH       SOLE                             10300
Procter & Gamble               COM              742718109     1409    24613 SH       SOLE                             24613
Royal Dutch Petro              COM              780257705     4137    67200 SH       SOLE                             67200
SBC Commun Inc.                COM              78387G103     2341    54137 SH       SOLE                             54137
Schlumberger                   COM              806857108     4076    54622 SH       SOLE                             54622
Sherwin Williams Co.           COM              824348106     1404    66250 SH       SOLE                             66250
Sprint Corp                    COM              852061100      612    12000 SH       SOLE                             12000
Sprint Corp (Series 1 PCS)     COM                             209     3520 SH       SOLE                              3520
Sysco Corp                     COM              871829107     2433    57750 SH       SOLE                             57750
TECO Energy Inc                COM              872375100     2881   143610 SH       SOLE                            143610
Thomas & Betts                 COM              884315102      361    18852 SH       SOLE                             18852
Transocean Sedco Forex         COM              g90078109      659    12326 SH       SOLE                             12326
Tribune Co                     COM              896047107     3167    90500 SH       SOLE                             90500
UNUMProvident Corp             COM              91529y106      710    35401 SH       SOLE                             35401
US West Inc (New) exch. 7/03/0 COM              912889102     1316    15352 SH       SOLE                             15352
Unocal Corp                    COM              915289102      268     8100 SH       SOLE                              8100
Vodafone Airtouch PLC          COM              92857T107      645    15555 SH       SOLE                             15555
WPS Resources                  COM              92931B106     1139    37900 SH       SOLE                             37900
Walgreen Co                    COM              931422109     2380    73930 SH       SOLE                             73930
Wallace Computer               COM              932270101     1355   137250 SH       SOLE                            137250
Wells Fargo  10/98 Exch. Norwe COM              949740104      750    19350 SH       SOLE                             19350
Wisconsin Energy               COM              976657106     2155   108746 SH       SOLE                            108746
Worldcom Inc GA New            COM              98157d106      407     8875 SH       SOLE                              8875